Details of Guarantees and Documentary Credits Outstanding (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Derivatives, Fair Value [Line Items]
Bank guarantees	₨ 555,586.6	$ 8,916.5	₨ 441,559.3
Estimated fair values of bank guarantees	(1,758.7)	(28.2)	(1,480.7)
Financial guarantees
Derivatives, Fair Value [Line Items]
Bank guarantees	160,779.8	2,580.3	161,259.8
Performance guarantees
Derivatives, Fair Value [Line Items]
Bank guarantees	114,906.3	1,844.1	88,204.3
Documentary credits
Derivatives, Fair Value [Line Items]
Bank guarantees	279,900.5	4,492.1	192,095.2
Estimated fair values of bank guarantees	(249.0)	(4.0)	(179.0)
Guarantees
Derivatives, Fair Value [Line Items]
Estimated fair values of bank guarantees	₨ (1,509.7)	$ (24.2)	₨ (1,301.7)